5. Inventories (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Inventories Details
Raw materials	$ 1,420,800	$ 1,617,100
Work-in-process	442,900	366,200
Finished goods	350,000	325,900
Inventory	$ 2,213,700	$ 2,309,200